Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leafly Holdings, Inc.[Member]
Prepaid Expenses and Other Current Assets (Tables) [Line Items]
Schedule of prepaid expenses and other current assets
	September 30, 2021	December 31, 2020
Prepaid expenses	$1,238	$734
Other current assets	2,247	552
	$3,485	$1,286

	2020	2019
Prepaid expenses	$734	$1,068
Other current assets	552	502
	$1,286	$1,570